Real Estate and Other Assets Acquired in Settlement of Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Other Assets Acquired in Settlement of Loans (Additional Textual) [Abstract]
Provision for Real Estate Owned Valuation Allowance	$ 713,000	$ 1,252,000	$ 6,158,000
Real Estate and Other Assets Acquired in Settlement of Loans (Textual) [Abstract]
Net charge-offs against the allowance for loan losses at the time of foreclosure	6,705,000	8,248,000
Real Estate Construction - Commercial [Member]
Real Estate and Other Assets Acquired in Settlement of Loans (Additional Textual) [Abstract]
Provision for Real Estate Owned Valuation Allowance			5,663,000
Real estate owned valuation allowance provision recovered	3,908,000
Off set of other real state provision	$ 4,621,000